Schedule of Intangible Assets (Details)	12 Months Ended
Dec. 31, 2022
Game application and technology development [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life	6 months
Game application and technology development [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life	1 year 6 months
Website content [member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Sponsorship relationships [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Sponsorshi relationships [member]
IfrsStatementLineItems [Line Items]
Useful life	6 years
Application and technology development [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life	3 months
Application and technology development [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Digital content [member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Talent content [member]
IfrsStatementLineItems [Line Items]
Useful life	3 years
Subscriber relationships [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life	2 years
Subscriber relationships [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life	10 years
Multi channel network license [member]
IfrsStatementLineItems [Line Items]
Useful life	10 years
Player content [member]
IfrsStatementLineItems [Line Items]
Useful life	P2Y
Domain [member]
IfrsStatementLineItems [Line Items]
Useful life	Indefinite life
Domain name [member]
IfrsStatementLineItems [Line Items]
Useful life	Indefinite life
Talent management brand [member]
IfrsStatementLineItems [Line Items]
Useful life	Indefinite life
Owned and operated content brand [member]
IfrsStatementLineItems [Line Items]
Useful life	Indefinite life